Note 10 - Unused Lines of Credit (Unused Lines of Credit (Member))	12 Months Ended
Dec. 31, 2012
Unused Lines of Credit (Member)
Debt Disclosure [Text Block]
NOTE 10 - UNUSED LINES OF CREDIT

At December 31, 2012, the Bank had unused lines of credit to purchase federal funds totaling approximately $10.4 million from unrelated banks.  These lines of credit are available on a one to fifteen day basis for general corporate purposes of the Bank.  The lenders have reserved the right to withdraw the lines at their option.  The Company may also borrow from the Federal Home Loan Bank based on a predetermined formula.  Borrowings on this line totaled $64 million at December 31, 2012.  Additional funds of approximately $36.6 million were available on the line.  Advances are subject to approval by the Federal Home Loan Bank and may require the Company to pledge additional collateral. The Company has pledged approximately $134.3 million in loans as qualifying collateral for these borrowings.  Also at December 31, 2012, the Company had an unused line of credit totaling approximately $33.7 million with the Federal Reserve Bank of Richmond to borrow funds from its discount window.  The Company had pledged loans totaling approximately $45.5 million as collateral for these borrowings.